MoA Conservative Allocation Fund Investment Strategy - MoA Conservative Allocation Fund	Dec. 31, 2024
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies.
Strategy Narrative [Text Block]	The Fund invests the majority of its assets in shares of fixed income funds of the Investment Company (“IC Funds”) and also invests in equity IC Funds. The IC Funds selected may be actively managed or passively managed or a mix of both. ●The Fund’s target allocation currently is approximately 35% to 45% of net assets in equity IC Funds and approximately 55% to 65% of net assets in fixed income IC Funds.